Accounting Standards - Summary of Adopting New Standard on the Consolidated Statement of Cash flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncement, Early Adoption [Line Items]
Increase in changes in operating assets and liabilities	$ 232	$ 39
Decrease in cash provided from operating activities	3,329	3,266
Reduction in purchase of subsidiaries		1,810
Reduction in cash used for investing activities	(2,128)	(3,957)
Reduction in net decrease in cash, cash equivalents and restricted cash equivalents, during the period	(329)	(1,695)
Increase in cash, cash equivalents and restricted cash equivalents, end of period	$ 839	1,168	$ 2,863
Accounting Standards Update 2016-18 [Member] | Restatement Adjustment [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Increase in changes in operating assets and liabilities		(120)
Decrease in cash provided from operating activities		(120)
Reduction in purchase of subsidiaries		120
Reclassification of restricted cash deposits		194
Reduction in cash used for investing activities		314
Reduction in net decrease in cash, cash equivalents and restricted cash equivalents, during the period		194
Increase in cash, cash equivalents and restricted cash equivalents, end of period		$ 194